Credit Risk - Summary of Reconciliation of Exposures, ECL and Net Carrying Amounts (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Total exposures	£ 310,155	£ 305,464
Total ECL on drawn exposures	785	751
Total ECL on off-balance sheet exposures	572	509
Assets classified at FVTPL	374	4,522
Total assets	281,702	283,372	£ 314,765
Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	268,560	263,743
Total ECL on drawn exposures	785	751
On-balance sheet net carrying amount	267,775	262,992
Other items	2,986	2,501
Adjusted net carrying amount	270,761	265,493
Assets classified at FVTPL	3,702	10,876
Non-financial assets	7,239	7,003
Total assets	281,702	283,372
Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	41,595	41,721
Total ECL on off-balance sheet exposures	78	56
Retail banking [member]
Disclosure of credit risk exposure [line items]
Total assets	187,556	179,572	174,524
Retail banking [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	180,398	172,747
Total ECL on drawn exposures	564	568
On-balance sheet net carrying amount	179,834	172,179
Retail banking [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	26,081	23,058
Total ECL on off-balance sheet exposures	27	26
Mortgages [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	165,356	157,957
Total ECL on drawn exposures	214	234
On-balance sheet net carrying amount	165,142	157,723
Mortgages [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	13,432	11,213
Total ECL on off-balance sheet exposures	4	3
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total assets	16,297	17,702	19,391
Corporate and commercial banking [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	16,297	17,702
Total ECL on drawn exposures	195	168
On-balance sheet net carrying amount	16,102	17,534
Corporate and commercial banking [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	5,558	5,133
Total ECL on off-balance sheet exposures	15	14
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total assets	4,727	8,607	25,368
Corporate and investment banking [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	4,114	4,613
Total ECL on drawn exposures	14	2
On-balance sheet net carrying amount	4,100	4,611
Corporate and investment banking [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	9,342	13,005
Total ECL on off-balance sheet exposures	36	16
Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total assets	73,122	77,491	£ 95,482
Corporate centre [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	67,751	68,681
Total ECL on drawn exposures	12	13
On-balance sheet net carrying amount	67,739	68,668
Corporate centre [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	614	£ 525
Total ECL on off-balance sheet exposures	£ 0